Operating Expenses - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating Expenses 1 [abstract]
Change program costs	$ 30	$ 41	$ 64	$ 52